Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Operations (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 2,872	$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	$ 5,567	$ 5,477	$ 11,152	$ 10,809	$ 10,680
(Loss) income before income taxes and equity earnings in affiliates	(20)			5						(131)	(173)	(403)	(858)	(963)
Income tax expense (benefit)	10			40						13	77	82	105	(243)
Net (loss) income attributable to First Data Corporation	(26)	$ 12	$ (235)	(34)	$ (201)	$ (121)	$ (216)	$ (237)	$ (378)	(138)	(235)	(458)	(952)	(736)
Comprehensive (loss) income attributable to First Data Corporation	9			(32)						(259)	(250)	(798)	(989)	(690)
Reportable legal entities | FDC Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues	0			0						0	0	0	0	0
(Loss) income before income taxes and equity earnings in affiliates	(260)			(173)						(375)	(451)	(919)	(1,236)	(1,298)
Income tax expense (benefit)	(234)			(139)						(237)	(216)	(461)	(284)	(562)
Net (loss) income attributable to First Data Corporation	(26)			(34)						(138)	(235)	(458)	(952)	(736)
Comprehensive (loss) income attributable to First Data Corporation	8			(32)						(259)	(250)	(798)	(989)	(690)
Reportable legal entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	1,783			1,741						3,463	3,383	6,847	6,665	6,569
(Loss) income before income taxes and equity earnings in affiliates	287			362						427	522	1,056	564	561
Income tax expense (benefit)	197			174						200	239	377	250	252
Net (loss) income attributable to First Data Corporation	145			241						330	382	881	483	447
Comprehensive (loss) income attributable to First Data Corporation	144			185						302	305	709	453	447
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues	1,181			1,172						2,283	2,244	4,623	4,431	4,393
(Loss) income before income taxes and equity earnings in affiliates	173			162						247	288	587	600	569
Income tax expense (benefit)	47			5						50	54	166	139	67
Net (loss) income attributable to First Data Corporation	116			146						174	212	373	424	460
Comprehensive (loss) income attributable to First Data Corporation	173			240						12	316	132	331	451
Consolidation Adjustments
Condensed Income Statements, Captions [Line Items]
Revenues	(92)			(76)						(179)	(150)	(318)	(287)	(282)
(Loss) income before income taxes and equity earnings in affiliates	(220)			(346)						(430)	(532)	(1,127)	(786)	(795)
Income tax expense (benefit)	0			0						0	0	0	0	0
Net (loss) income attributable to First Data Corporation	(261)			(387)						(504)	(594)	(1,254)	(907)	(907)
Comprehensive (loss) income attributable to First Data Corporation	$ (316)			$ (425)						$ (314)	$ (621)	(841)	(784)	(898)
As previously reported
Condensed Income Statements, Captions [Line Items]
(Loss) income before income taxes and equity earnings in affiliates												(403)	(793)	(909)
Income tax expense (benefit)												82	87	(224)
Net (loss) income attributable to First Data Corporation												(458)	(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation												$ (798)	(906)	(655)
As previously reported | Reportable legal entities | FDC Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues													0	0
(Loss) income before income taxes and equity earnings in affiliates													(1,171)	(1,244)
Income tax expense (benefit)													(302)	(543)
Net (loss) income attributable to First Data Corporation													(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation													(906)	(655)
As previously reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues													7,258	7,181
(Loss) income before income taxes and equity earnings in affiliates													596	564
Income tax expense (benefit)													301	274
Net (loss) income attributable to First Data Corporation													483	447
Comprehensive (loss) income attributable to First Data Corporation													453	449
As previously reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues													3,838	3,781
(Loss) income before income taxes and equity earnings in affiliates													523	473
Income tax expense (benefit)													88	45
Net (loss) income attributable to First Data Corporation													379	367
Comprehensive (loss) income attributable to First Data Corporation													283	356
As previously reported | Consolidation Adjustments
Condensed Income Statements, Captions [Line Items]
Revenues													(287)	(282)
(Loss) income before income taxes and equity earnings in affiliates													(741)	(702)
Income tax expense (benefit)													0	0
Net (loss) income attributable to First Data Corporation													(862)	(814)
Comprehensive (loss) income attributable to First Data Corporation													$ (736)	$ (805)